Series A Preferred Shares (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($) D $ / shares shares	Sep. 30, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 shares
Temporary Equity [Line Items]
Conversion price	$ 11.50	$ 11.50
Term of anniversary		5 years 6 months
Number of shares converted | $	1	1
Threshold number of days | D	10	10
Redemption price per share	$ 18.50	$ 18.50
Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Shares issued | shares	23,587,952	23,587,952	23,588,000
Liquidation preference per share	$ 11.50	$ 11.50
Conversion price	$ 11.50	11.50
Accretion value | $	$ 0
Series A Convertible Preferred Shares [Member] | Minimum
Temporary Equity [Line Items]
Redemption price per share	$ 18.50	$ 18.50